Basis of Preparation - Summary of Detailed Information About Effect on Financial Statements on Adoption of IFRS No.17 (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 KRW (₩)		Dec. 31, 2021 KRW (₩)
Net Interest income		₩ 12,826,714		$ 8,679,249	₩ 12,180,860	[1]	₩ 11,550,888	[2]
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost		29,001,556		19,624,021	27,705,759	[1]	19,841,175	[2]
Insurance finance interest income		31,317		21,191	20,899	[1]	16,507	[2]
Interest expenses		(17,664,671)		(11,952,871)	(16,961,164)	[1]	(9,236,529)	[2]
Insurance finance interest expense		1,477,757		999,930	1,534,458	[1]	1,459,898	[2]
Net fee and commission income		3,849,627		2,604,866	3,673,524	[1]	3,514,902	[2]
Net insurance income		1,649,761		1,116,318	1,446,852	[1]	1,341,760	[2]
Insurance income		11,456,191		7,751,878	11,005,471	[1]	10,099,395	[2]
Insurance income		11,017,155		7,454,803	10,322,356	[1]	9,577,005	[2]
Reinsurance income		439,036		297,075	683,115	[1]	522,390	[2]
Insurance expense		9,806,430		6,635,560	9,558,619	[1]	8,757,635	[2]
Insurance service expense		8,884,168		6,011,508	8,720,568	[1]	7,981,780	[2]
Reinsurance expense		922,262		624,052	838,051	[1]	775,855	[2]
Other insurance finance expenses		(437,001)		(295,700)	(572,476)	[1]	720,214	[2]
Net other operating expenses		(1,873,011)		(1,267,381)	(2,712,989)	[1]	(2,262,123)	[2]
General and administrative expenses		6,938,624		4,695,048	6,647,406	[1]	6,643,654	[2]
Provision for credit losses		2,044,286		1,383,274	3,146,409	[1]	1,847,775	[2]
Net operating income		8,045,261		5,443,859	6,385,021	[1]	5,234,394	[2]
Net non-operating income		(1,060,014)		(717,263)	(264,870)	[1]	160,569	[2]
Profit before income tax expense		6,985,247		4,726,596	6,120,151	[1]	5,394,963	[2]
Income tax expense		1,956,641		1,323,969	1,593,817	[1]	1,504,061	[2]
Profit for the period		5,028,606		3,402,627	4,526,334	[1]	3,890,902	[2]
Other comprehensive income for the year, net of tax		(1,622,712)		(1,098,015)	1,171,144	[1]	7,100	[2]
Remeasurements of net defined benefit liabilities		(85,375)		(57,770)	(72,170)	[1]	239,701	[2]
Gains on equity securities at fair value through other comprehensive income		(254,864)		(172,455)	69,605	[1]	(932,058)	[2]
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(5,514)		(3,731)	(52,863)	[1]	38,855	[2]
Currency translation differences		582,872		394,403	317	[1]	165,568	[2]
Losses on debt securities at fair value through other comprehensive income		1,468,299		993,530	3,304,471	[1]	(5,342,895)	[2]
Gains (losses) on cash flow hedging instruments		34,741		23,508	53,923	[1]	26,168	[2]
Total comprehensive income for the year		3,405,894		$ 2,304,612	5,697,478	[1]	3,898,002	[2]
Assets [abstract]
Reinsurance contract assets		1,497,147			1,642,432	[3]			$ 1,013,050		₩ 1,484,622	[3]
Total assets		757,845,532	[4]		715,725,416	[3]	715,725,416	[4]	512,799,272		688,653,482	[3]
Liabilities [abstract]
Insurance contract liabilities		55,863,701			50,617,990	[3]			37,800,401		46,372,434	[3]
Deferred income tax liabilities		1,682,292			2,094,912	[3]			1,138,330		1,452,057	[3]
Total liabilities		698,030,351	[4]		657,089,226	[3]	657,089,226	[4]	472,325,085		634,850,225	[3]
Accumulated other comprehensive income (loss)		496,922			2,152,644	[3]	1,002,881		336,246		1,002,881	[3]
Retained earnings		34,808,220			31,934,600	[3]			23,553,124		28,890,922	[3]
Total equity		59,815,181			58,636,190	[2],[3]	53,803,257		40,474,187	$ 39,676,418	53,803,257	[3]	₩ 49,366,039
Total liabilities and equity		₩ 757,845,532			715,725,416	[3]			$ 512,799,272		688,653,482	[3]
Before the effects of change in accounting policy
Net Interest income					12,141,717
Insurance finance interest income					23,954
Insurance finance interest expense					(1,576,656)
Net insurance income					1,422,952
Insurance income					10,978,808
Insurance income					10,295,693
Insurance expense					(9,555,856)
Insurance service expense					(8,718,748)
Reinsurance expense					(837,108)
Other insurance finance expenses					(459,135)
Net operating income					6,435,319
Net non-operating income					(264,870)
Profit before income tax expense					6,170,449
Income tax expense					(1,607,018)
Profit for the period					4,563,431
Other comprehensive income for the year, net of tax					1,066,624
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)					(2,222,024)
Total comprehensive income for the year					5,630,055
Assets [abstract]
Reinsurance contract assets					1,655,168						1,495,966
Total assets					715,738,152						688,664,826
Liabilities [abstract]
Insurance contract liabilities					50,308,552						45,969,434
Deferred income tax liabilities					2,179,966						1,561,857
Total liabilities					656,864,842						634,557,025
Accumulated other comprehensive income (loss)					2,295,165						1,249,922
Retained earnings					32,029,199						28,948,425
Total equity					58,873,310						54,107,801
Total liabilities and equity					715,738,152						688,664,826
After the effects of change in accounting policy
Net Interest income					12,180,860
Insurance finance interest income					20,899
Insurance finance interest expense					(1,534,458)
Net insurance income					1,446,852
Insurance income					11,005,471
Insurance income					10,322,356
Insurance expense					(9,558,619)
Insurance service expense					(8,720,568)
Reinsurance expense					(838,051)
Other insurance finance expenses					(572,476)
Net operating income					6,385,021
Net non-operating income					(264,870)
Profit before income tax expense					6,120,151
Income tax expense					(1,593,817)
Profit for the period					4,526,334
Other comprehensive income for the year, net of tax					1,171,144
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)					(2,117,504)
Total comprehensive income for the year					5,697,478
Assets [abstract]
Reinsurance contract assets					1,642,432						1,484,622
Total assets					715,725,416						688,653,482
Liabilities [abstract]
Insurance contract liabilities					50,617,990						46,372,434
Deferred income tax liabilities					2,094,912						1,452,057
Total liabilities					657,089,226						634,850,225
Accumulated other comprehensive income (loss)					2,152,644						1,002,881
Retained earnings					31,934,600						28,890,922
Total equity					58,636,190						53,803,257
Total liabilities and equity					715,725,416						688,653,482
Net increase (decrease)
Net Interest income					39,143
Insurance finance interest income					(3,055)
Insurance finance interest expense					42,198
Net insurance income					23,900
Insurance income					26,663
Insurance income					26,663
Insurance expense					(2,763)
Insurance service expense					(1,820)
Reinsurance expense					(943)
Other insurance finance expenses					(113,341)
Net operating income					(50,298)
Net non-operating income					0
Profit before income tax expense					(50,298)
Income tax expense					13,201
Profit for the period					(37,097)
Other comprehensive income for the year, net of tax					104,520
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)					104,520
Total comprehensive income for the year					67,423
Assets [abstract]
Reinsurance contract assets					(12,736)						(11,344)
Total assets					(12,736)						(11,344)
Liabilities [abstract]
Insurance contract liabilities					309,438						403,000
Deferred income tax liabilities					(85,054)						(109,800)
Total liabilities					224,384						293,200
Accumulated other comprehensive income (loss)					(142,521)						(247,041)
Retained earnings					(94,599)						(57,503)
Total equity					(237,120)						(304,544)
Total liabilities and equity					₩ (12,736)						₩ (11,344)
Net increase (decrease) between IFRS no.4 and IFRS no.17(after change in accounting policy)
Net Interest income							(1,562,046)
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost							(70,953)
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost							53,345
Insurance finance interest income							16,507
Interest expenses							(101,047)
Insurance finance interest expense							(1,459,898)
Net fee and commission income							193,270
Net insurance income							645,247
Insurance income							(7,037,447)
Insurance income							(7,559,836)
Reinsurance income							522,389
Insurance expense							7,682,694
Insurance service expense							8,458,549
Reinsurance expense							(775,855)
Net gains (losses) on financial instruments at fair value through profit or loss							(1,387,175)
Other insurance finance expenses							720,214
Net other operating expenses							103,668
General and administrative expenses							894,148
Provision for credit losses							(11,787)
Net operating income							(404,461)
Net non-operating income							3,798
Profit before income tax expense							(400,663)
Income tax expense							118,326
Profit for the period							(282,337)
Other comprehensive income for the year, net of tax							3,518,537
Remeasurements of net defined benefit liabilities							(1)
Gains on equity securities at fair value through other comprehensive income							(327)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk							(12)
Currency translation differences							1,038
Losses on debt securities at fair value through other comprehensive income							(2,967,811)
Gains (losses) on cash flow hedging instruments							(5,306)
Other comprehensive loss arising from separate account							159,619
Gains on overlay adjustment							440,129
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)							5,891,208
Total comprehensive income for the year							3,236,200
IFRS 04
Net Interest income							13,112,934
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost							19,912,128
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost							876,390
Insurance finance interest income							0
Interest expenses							(7,675,584)
Insurance finance interest expense							0
Net fee and commission income							3,321,632
Net insurance income							696,513
Insurance income							17,136,842
Insurance income							17,136,842
Reinsurance income							0
Insurance expense							(16,440,329)
Insurance service expense							(16,440,329)
Reinsurance expense							0
Net gains (losses) on financial instruments at fair value through profit or loss							247,357
Other insurance finance expenses							0
Net other operating expenses							(2,365,791)
General and administrative expenses							(7,537,802)
Provision for credit losses							(1,835,988)
Net operating income							5,638,855
Net non-operating income							156,771
Profit before income tax expense							5,795,626
Income tax expense							(1,622,387)
Profit for the period							4,173,239
Other comprehensive income for the year, net of tax							(3,511,437)
Remeasurements of net defined benefit liabilities							239,702
Gains on equity securities at fair value through other comprehensive income							(931,731)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk							38,867
Currency translation differences							164,530
Losses on debt securities at fair value through other comprehensive income							(2,375,084)
Gains (losses) on cash flow hedging instruments							31,474
Other comprehensive loss arising from separate account							(159,619)
Gains on overlay adjustment							(440,129)
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)							0
Total comprehensive income for the year							661,802
IFRS 17 | Before the effects of change in accounting policy
Net Interest income							11,515,325
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost							19,841,175
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost							929,735
Insurance finance interest income							16,667
Interest expenses							(7,776,631)
Insurance finance interest expense							(1,495,621)
Net fee and commission income							3,514,902
Net insurance income							1,311,091
Insurance income							10,072,490
Insurance income							9,550,101
Reinsurance income							522,389
Insurance expense							(8,761,399)
Insurance service expense							(7,989,645)
Reinsurance expense							(771,754)
Net gains (losses) on financial instruments at fair value through profit or loss							(1,139,818)
Other insurance finance expenses							841,227
Net other operating expenses							(2,262,123)
General and administrative expenses							(6,643,654)
Provision for credit losses							(1,847,775)
Net operating income							5,289,175
Net non-operating income							160,569
Profit before income tax expense							5,449,744
Income tax expense							(1,518,343)
Profit for the period							3,931,401
Other comprehensive income for the year, net of tax							123,168
Remeasurements of net defined benefit liabilities							239,701
Gains on equity securities at fair value through other comprehensive income							(932,058)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk							38,855
Currency translation differences							165,568
Losses on debt securities at fair value through other comprehensive income							(5,342,895)
Gains (losses) on cash flow hedging instruments							26,168
Other comprehensive loss arising from separate account							0
Gains on overlay adjustment							0
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)							6,007,276
Total comprehensive income for the year							4,054,569
IFRS 17 | After the effects of change in accounting policy
Net Interest income	[5]						11,550,888
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost	[5]						19,841,175
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost	[5]						929,735
Insurance finance interest income	[5]						16,507
Interest expenses	[5]						(7,776,631)
Insurance finance interest expense	[5]						(1,459,898)
Net fee and commission income	[5]						3,514,902
Net insurance income	[5]						1,341,760
Insurance income	[5]						10,099,395
Insurance income	[5]						9,577,006
Reinsurance income	[5]						522,389
Insurance expense	[5]						(8,757,635)
Insurance service expense	[5]						(7,981,780)
Reinsurance expense	[5]						(775,855)
Net gains (losses) on financial instruments at fair value through profit or loss	[5]						(1,139,818)
Other insurance finance expenses	[5]						720,214
Net other operating expenses	[5]						(2,262,123)
General and administrative expenses	[5]						(6,643,654)
Provision for credit losses	[5]						(1,847,775)
Net operating income	[5]						5,234,394
Net non-operating income	[5]						160,569
Profit before income tax expense	[5]						5,394,963
Income tax expense	[5]						(1,504,061)
Profit for the period	[5]						3,890,902
Other comprehensive income for the year, net of tax	[5]						7,100
Remeasurements of net defined benefit liabilities	[5]						239,701
Gains on equity securities at fair value through other comprehensive income	[5]						(932,058)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	[5]						38,855
Currency translation differences	[5]						165,568
Losses on debt securities at fair value through other comprehensive income	[5]						(5,342,895)
Gains (losses) on cash flow hedging instruments	[5]						26,168
Other comprehensive loss arising from separate account	[5]						0
Gains on overlay adjustment	[5]						0
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)	[5]						5,891,208
Total comprehensive income for the year	[5]						3,898,002
IFRS 17 | Net increase (decrease)
Net Interest income	[5]						35,563
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost	[5]						0
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost	[5]						0
Insurance finance interest income	[5]						(160)
Interest expenses	[5]						0
Insurance finance interest expense	[5]						35,723
Net fee and commission income	[5]						0
Net insurance income	[5]						30,669
Insurance income	[5]						26,905
Insurance income	[5]						26,905
Reinsurance income	[5]						0
Insurance expense	[5]						3,764
Insurance service expense	[5]						7,865
Reinsurance expense	[5]						(4,101)
Net gains (losses) on financial instruments at fair value through profit or loss	[5]						0
Other insurance finance expenses	[5]						(121,013)
Net other operating expenses	[5]						0
General and administrative expenses	[5]						0
Provision for credit losses	[5]						0
Net operating income	[5]						(54,781)
Net non-operating income	[5]						0
Profit before income tax expense	[5]						(54,781)
Income tax expense	[5]						14,282
Profit for the period	[5]						(40,499)
Other comprehensive income for the year, net of tax	[5]						(116,068)
Remeasurements of net defined benefit liabilities	[5]						0
Gains on equity securities at fair value through other comprehensive income	[5]						0
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	[5]						0
Currency translation differences	[5]						0
Losses on debt securities at fair value through other comprehensive income	[5]						0
Gains (losses) on cash flow hedging instruments	[5]						0
Other comprehensive loss arising from separate account	[5]						0
Gains on overlay adjustment	[5]						0
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)	[5]						(116,068)
Total comprehensive income for the year	[5]						₩ (156,567)

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.
[3]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[4]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.
[5]	The Group changed its accounting policies during the current period, including those related to the recognition of insurance finance income or expenses, such as the change from the projected crediting rate approach to the effective yield approach under IFRS No. 17.